Share-Based Payment Plans (Details) $ / shares in Units, shares in Millions	12 Months Ended
	Dec. 31, 2019 CAD ($) shares $ / shares	Dec. 31, 2018 CAD ($) shares	Dec. 31, 2017 CAD ($) shares	Feb. 29, 2016 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from cash-settled share-based payment transactions in which goods or services received did not qualify for recognition as assets	$ 25,000,000
Expense from equity-settled share-based payment transactions in which goods or services received did not qualify for recognition as assets	$ 24,000,000
Executive officers
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted (in shares) | shares	1.4
Exercise price of share options granted (in dollars per share)	$ 5.65	$ 7.45
PSUs and RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance period	3 years
Vesting period	3 years
Par value per share | $ / shares	$ 8.29
Compensation expense (reversal)	$ 19,000,000	8,000,000	$ 15,000,000
Vesting period	3 years
PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance period	3 years
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	3 years
Vesting period	3 years
DSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Compensation expense (reversal)	$ 2,000,000	0	1,000,000
Stock Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares authorized (in shares) | shares				13.0
Stock Options | Executive officers
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	3 years
Compensation expense (reversal)	$ 1,000,000	$ 1,000,000	$ 1,000,000
Number of share options granted (in shares) | shares		0.7	0.7
Exercise price of share options granted (in dollars per share)			$ 7.25
Expiration period of shares granted	7 years
Vesting period	3 years
Expiration period of shares granted	7 years